Restructuring Charge	9 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charge
Restructuring Charge

During the three and nine months ended September 30, 2016, the Partnership recognized restructuring charges of $0.8 million and $2.3 million, respectively, mainly relating to the reorganization of the Partnership’s FPSO business to create better alignment with the Partnership’s offshore operations, resulting in a lower cost organization going forward. The Partnership expects to incur a total of $2.6 million of restructuring charges under this plan and the reorganization is expected to be completed in early-2017.

As of September 30, 2016, restructuring liabilities of $1.4 million were recorded in accrued liabilities on the consolidated balance sheet.